Contract liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Revenue to be recognized in within one year	$ 2,508,663	$ 2,500,370
Period of revenue to be recognized	1 year